Significant Accounting Policies - Summary of Revenue from External Customers by Geography (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 226,709	$ 201,517	$ 157,620
Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	226,709	201,517	157,620
Brazil [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	128,302	109,470	86,066
Latin America - Except Brazil [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	73,597	70,302	55,770
Rest of the World [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	24,810	21,745	15,784
Subscription Revenue [Member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	217,706	190,302	148,475
Subscription Revenue [Member] | Brazil [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	126,387	107,415	83,528
Subscription Revenue [Member] | Latin America - Except Brazil [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	71,804	68,305	54,519
Subscription Revenue [Member] | Rest of the World [member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	19,514	14,582	10,428
Services Revenue [Member] | Reportable Segments [member] | Operating Segments [member]
Disclosure of geographical areas [line items]
Revenue	$ 9,003	$ 11,215	$ 9,145